Organization and Principal Activities (Tables)	6 Months Ended
Jun. 30, 2026
Organization and Principal Activities [Abstract]
Schedule of Consolidated Assets and Liabilities Information of the Group’S VIE and VIE’s Subsidiaries

The following consolidated assets and liabilities information of the Group’s VIE and VIE’s subsidiaries as of December 31, 2025 and June 30, 2026, and consolidated operating results and cash flows information for the periods ended June 30, 2025 and 2026, have been included in the accompanying Unaudited Interim Condensed Consolidated Financial Statements:

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
Cash and cash equivalents	16,502	6,675
Restricted cash	659	1,244
Accounts receivable, net	133,001	113,790
Amount due from related parties (Note (i))	350,759	351,593
Prepayments and other current assets	63,771	60,231
Inventories	5,022	4,938
Total current assets	569,714	538,471
Property, plant and equipment, net	3,423	5,572
Intangible assets, net	152	137
Right-of-use assets	244	59
Equity method investments, net	115,003	94,923
Long-term equity investment, net	12,010	12,010
Total non-current assets	130,832	112,701
Total assets	700,546	651,172
Accounts payable	63,450	34,739
Customers’ refundable fees	17,201	16,699
Amounts due to related parties (Note (i))	1,690,573	1,694,197
Accrued expenses and other payables	62,111	53,206
Income tax payables	87	152
Lease liabilities	230	49
Total current liabilities	1,833,652	1,799,042
Non-current liabilities
Total non-current liabilities	—	—
Total liabilities	1,833,652	1,799,042

(i)	Amounts due from/to related parties include the amounts due from/to subsidiaries other than the Group’s VIE and VIE’s subsidiaries, which are eliminated upon the group consolidation.
	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB
Total revenue	182,285	87,351
Net income/(loss)	8,403	(14,764)

	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB
Net cash provided by/(used in) operating activities	25,045	(8,348)
Net cash provided by investing activities	3,192	1,999
Net cash used in financing activities	(25,000)	—
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1)	(2,893)
Net increase/(decrease) in cash, cash equivalents and restricted cash	3,236	(9,242)